Calamos Dynamic Convertible and Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2022 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
CORPORATE BONDS (16.0%)
	Airlines (0.4%)

407,081	Air Canada Pass Through Trust Series 2015-1, Class B* 3.875%, 09/15/24	$399,945

59,400	Air Canada Pass Through Trust Series 2015-2, Class B* 5.000%, 06/15/25	58,208

273,549	Alaska Airlines Pass Through Trust Series 2020-1, Class A* 4.800%, 02/15/29	270,001

174,686	Alaska Airlines Pass Through Trust Series 2020-1, Class B*µ 8.000%, 02/15/27	183,457

316,000	American Airlines Pass Through Trust Series 2021-1, Class B 3.950%, 01/11/32	265,017

196,000	American Airlines, Inc. / AAdvantage Loyalty IP, Ltd.* 5.500%, 04/20/26	193,474

65,000	5.750%, 04/20/29	62,318

303,482	British Airways Pass Through Trust Series 2021-1, Class B* 3.900%, 03/15/33	262,181

215,090	JetBlue Pass Through Trust Series 2020-1, Class B 7.750%, 05/15/30	216,901

169,000	Spirit Loyalty Cayman, Ltd. / Spirit IP Cayman, Ltd.* 8.000%, 09/20/25	176,299

201,829	United Airlines Pass Through Trust Series 2014-2, Class B 4.625%, 03/03/24	200,715

129,490	United Airlines Pass Through Trust Series 2019-2, Class B 3.500%, 11/01/29	112,170

		2,400,686

	Communication Services (1.8%)

300,000	Altice France, SA* 5.500%, 10/15/29	259,443

320,000	APi Escrow Corp.* 4.750%, 10/15/29	270,054

415,000	Arrow Bidco, LLC* 9.500%, 03/15/24	418,594

	Audacy Capital Corp.*

131,000	6.750%, 03/31/29	63,525

131,000	6.500%, 05/01/27	65,006

196,000	Beasley Mezzanine Holdings, LLC*^ 8.625%, 02/01/26	149,503

101,000	Cincinnati Bell Telephone Company, LLC 6.300%, 12/01/28	92,475

405,000	Consolidated Communications, Inc.*^ 6.500%, 10/01/28	348,956

	CSC Holdings, LLC*

570,000	5.500%, 04/15/27	552,609

400,000	5.750%, 01/15/30	323,172

400,000	5.375%, 02/01/28	380,404

400,000	4.625%, 12/01/30	304,560

200,000	4.500%, 11/15/31	170,386

PRINCIPAL AMOUNT		VALUE

	Diamond Sports Group, LLC / Diamond Sports Finance Company*

210,000	6.625%, 08/15/27	$20,767

146,000	5.375%, 08/15/26	32,016

503,000	DIRECTV Holdings, LLC / DIRECTV Financing Company, Inc.* 5.875%, 08/15/27	470,436

254,000	Embarq Corp. 7.995%, 06/01/36	209,626

275,000	Frontier California, Inc. 6.750%, 05/15/27	265,427

	Frontier Communications Holdings, LLC*

169,000	5.000%, 05/01/28	158,855

65,000	8.750%, 05/15/30	69,115

289,000	Frontier Florida, LLC@ 6.860%, 02/01/28	274,128

400,000	Frontier North, Inc.@ 6.730%, 02/15/28	381,748

	Go Daddy Operating Company, LLC / GD Finance Company, Inc.*

235,000	3.500%, 03/01/29	209,754

69,000	5.250%, 12/01/27	67,557

80,000	Hughes Satellite Systems Corp. 5.250%, 08/01/26	81,219

	Intelsat Jackson Holdings, SA@&

200,000	9.750%, 07/15/25*	—

135,000	5.500%, 08/01/23	—

330,000	LCPR Senior Secured Financing DAC* 6.750%, 10/15/27	323,351

169,724	Ligado Networks, LLC* 15.500%, 11/01/23	90,385

	Lumen Technologies, Inc.

422,000	7.600%, 09/15/39	342,094

320,000	4.000%, 02/15/27*	297,443

133,000	4.500%, 01/15/29*	105,552

130,000	Match Group Holdings II, LLC*^ 3.625%, 10/01/31	110,393

235,000	Midas OpCo Holdings, LLC* 5.625%, 08/15/29	197,976

	Netflix, Inc.

200,000	4.875%, 06/15/30*^	196,658

130,000	4.875%, 04/15/28	129,133

135,000	Paramount Global‡ 6.375%, 03/30/62 5 year CMT + 4.00%	127,964

	Scripps Escrow II, Inc.*

136,000	3.875%, 01/15/29	121,522

68,000	5.375%, 01/15/31	58,044

490,000	Scripps Escrow, Inc.* 5.875%, 07/15/27	468,768

	Sirius XM Radio, Inc.*

345,000	5.500%, 07/01/29^	339,114

201,000	4.000%, 07/15/28	186,818

130,000	3.125%, 09/01/26	122,595

65,000	3.875%, 09/01/31	55,884

130,000	Spanish Broadcasting System, Inc.*^ 9.750%, 03/01/26	105,049

680,000	Sprint Corp. 7.125%, 06/15/24	712,626

See accompanying Notes to Schedule of Investments

Calamos Dynamic Convertible and Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2022 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

210,000	Telecom Italia Capital, SA 6.000%, 09/30/34	$166,152

130,000	Telesat Canada / Telesat, LLC* 4.875%, 06/01/27	76,627

240,000	United States Cellular Corp. 6.700%, 12/15/33	238,838

33,000	Univision Communications, Inc.* 4.500%, 05/01/29	29,878

		10,242,199

	Consumer Discretionary (2.7%)

	American Axle & Manufacturing, Inc.

278,000	6.875%, 07/01/28	268,003

27,000	5.000%, 10/01/29^	23,636

	Ashton Woods USA, LLC / Ashton Woods Finance Company*

204,000	6.625%, 01/15/28	178,979

163,000	4.625%, 08/01/29	127,042

65,000	4.625%, 04/01/30	49,516

	At Home Group, Inc.*

195,000	4.875%, 07/15/28^	153,633

131,000	7.125%, 07/15/29	89,015

79,000	Avis Budget Car Rental, LLC / Avis Budget Finance, Inc.*^ 5.375%, 03/01/29	72,119

	Bath & Body Works, Inc.^

355,000	6.694%, 01/15/27	350,534

330,000	6.875%, 11/01/35	303,656

	Caesars Entertainment, Inc.*

168,000	4.625%, 10/15/29^	142,526

132,000	8.125%, 07/01/27^	132,310

132,000	6.250%, 07/01/25	132,165

	Carnival Corp.*

134,000	10.500%, 02/01/26	140,877

68,000	7.625%, 03/01/26	58,701

315,000	Carriage Services, Inc.* 4.250%, 05/15/29	274,623

195,000	Carvana Company*

	4.875%, 09/01/29	116,916

	CCO Holdings, LLC / CCO Holdings Capital Corp.*

725,000	5.125%, 05/01/27	712,059

300,000	4.750%, 03/01/30	273,246

266,000	4.250%, 02/01/31	230,965

150,000	4.500%, 08/15/30	133,690

130,000	5.000%, 02/01/28	125,590

130,000	4.750%, 02/01/32	114,893

100,000	4.250%, 01/15/34	82,852

130,000	CDI Escrow Issuer, Inc.* 5.750%, 04/01/30	127,383

207,000	Cedar Fair, LP^ 5.250%, 07/15/29	198,252

65,000	Century Communities, Inc.* 3.875%, 08/15/29	55,943

	Dana, Inc.

220,000	4.250%, 09/01/30	185,614

130,000	4.500%, 02/15/32	108,661

	DISH DBS Corp.

325,000	5.250%, 12/01/26*	278,993

215,000	7.750%, 07/01/26^	178,003

168,000	7.375%, 07/01/28	119,834

400,000	Empire Resorts, Inc.* 7.750%, 11/01/26	360,108

296,000	Everi Holdings, Inc.* 5.000%, 07/15/29	271,719

PRINCIPAL AMOUNT		VALUE

	Ford Motor Credit Company, LLC

425,000	4.000%, 11/13/30	$377,515

350,000	5.113%, 05/03/29	338,863

350,000	4.063%, 11/01/24	344,729

315,000	4.134%, 08/04/25	308,983

200,000	4.389%, 01/08/26	195,804

	Gap, Inc.*^

98,000	3.875%, 10/01/31	71,107

13,000	3.625%, 10/01/29	9,549

	goeasy, Ltd.*

460,000	5.375%, 12/01/24	437,736

241,000	4.375%, 05/01/26^	207,740

195,000	Goodyear Tire & Rubber Company^ 5.000%, 07/15/29	177,920

114,000	Group 1 Automotive, Inc.* 4.000%, 08/15/28	102,098

503,000	Guitar Center, Inc.* 8.500%, 01/15/26	461,533

	International Game Technology, PLC*

345,000	6.250%, 01/15/27	350,034

200,000	4.125%, 04/15/26	191,066

295,000	JBS USA LUX, SA / JBS USA Food Company / JBS USA Finance, Inc.*^ 5.125%, 02/01/28	294,546

265,000	Liberty Interactive, LLC^ 8.250%, 02/01/30	174,921

	Life Time, Inc.*

196,000	8.000%, 04/15/26^	184,975

135,000	5.750%, 01/15/26	126,994

168,000	Lindblad Expeditions, LLC* 6.750%, 02/15/27	154,557

175,000	M/I Homes, Inc.^ 3.950%, 02/15/30	146,200

	Macy’s Retail Holdings, LLC*

277,000	6.700%, 07/15/34	268,311

163,000	5.875%, 03/15/30^	140,958

310,000	Mclaren Finance, PLC* 7.500%, 08/01/26	269,275

332,000	Midwest Gaming Borrower, LLC / Midwest Gaming Finance Corp.* 4.875%, 05/01/29	303,491

360,000	Mohegan Gaming & Entertainment* 8.000%, 02/01/26	319,882

	Nordstrom, Inc.

130,000	5.000%, 01/15/44^	96,045

123,000	4.250%, 08/01/31	99,823

305,000	Penn National Gaming, Inc.*^ 4.125%, 07/01/29	254,019

365,000	Premier Entertainment Sub, LLC / Premier Entertainment Finance Corp.* 5.625%, 09/01/29	295,373

659,000	Rite Aid Corp.*^ 8.000%, 11/15/26	559,531

370,000	Simmons Foods, Inc. / Simmons Prepared Foods, Inc. / Simmons Pet Food, Inc. / Simmons Feed* 4.625%, 03/01/29	336,874

303,000	Sonic Automotive, Inc.* 4.625%, 11/15/29	262,092

193,000	Speedway Motorsports, LLC / Speedway Funding II, Inc.* 4.875%, 11/01/27	175,672

See accompanying Notes to Schedule of Investments

Calamos Dynamic Convertible and Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2022 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

207,000	Taylor Morrison Communities, Inc.* 5.750%, 01/15/28	$200,800

65,000	Viking Cruises, Ltd.* 13.000%, 05/15/25	68,855

300,000	Vista Outdoor, Inc.* 4.500%, 03/15/29	231,375

275,000	VOC Escrow, Ltd.* 5.000%, 02/15/28	244,992

67,000	Williams Scotsman International, Inc.* 4.625%, 08/15/28	62,900

		15,019,194

	Consumer Staples (0.7%)

305,000	Central Garden & Pet Company* 4.125%, 04/30/31	263,303

369,000	Edgewell Personal Care Company* 4.125%, 04/01/29	331,598

	Energizer Holdings, Inc.*

370,000	4.375%, 03/31/29	305,683

66,000	6.500%, 12/31/27	61,653

	JBS USA LUX, SA / JBS USA Food Company / JBS USA Finance, Inc.*

390,000	5.500%, 01/15/30	380,476

112,000	6.500%, 04/15/29	114,416

134,000	Kraft Heinz Foods Company 4.375%, 06/01/46	118,299

177,000	New Albertsons, LP 7.750%, 06/15/26	181,432

261,000	Performance Food Group, Inc.* 4.250%, 08/01/29	232,290

250,000	Petsmart, Inc. / PetSmart Finance Corp.* 4.750%, 02/15/28	237,138

400,000	Pilgrim’s Pride Corp.* 5.875%, 09/30/27	400,376

	Post Holdings, Inc.*

115,000	5.750%, 03/01/27	115,189

68,000	5.500%, 12/15/29	64,304

33,000	4.625%, 04/15/30	29,599

252,000	Prestige Brands, Inc.* 3.750%, 04/01/31	216,881

300,000	United Natural Foods, Inc.*^ 6.750%, 10/15/28	302,208

413,000	Vector Group, Ltd.* 5.750%, 02/01/29	375,277

		3,730,122

	Energy (1.6%)

	Antero Resources Corp.*

132,000	5.375%, 03/01/30^	129,852

84,000	7.625%, 02/01/29	88,716

268,000	Apache Corp. 5.100%, 09/01/40	239,404

	Buckeye Partners, LP

210,000	3.950%, 12/01/26	195,733

135,000	5.850%, 11/15/43	101,156

300,000	Callon Petroleum Company*^ 7.500%, 06/15/30	288,558

	Cheniere Energy Partners Company

131,000	3.250%, 01/31/32	114,394

63,000	4.000%, 03/01/31	58,415

PRINCIPAL AMOUNT		VALUE

129,000	Cheniere Energy, Inc. 4.625%, 10/15/28	$125,932

198,000	Chesapeake Energy Corp.* 6.750%, 04/15/29	205,231

415,000	DCP Midstream Operating, LP*‡ 5.850%, 05/21/43 3 mo. USD LIBOR + 3.85%	361,220

3,259	Diamond Foreign Asset Company / Diamond Finance, LLC 9.000%, 04/22/27	3,171

137,000	DT Midstream, Inc.* 4.125%, 06/15/29	126,520

261,000	Earthstone Energy Holdings, LLC*^ 8.000%, 04/15/27	249,759

390,000	Energy Transfer, LP‡ 5.800%, 11/01/66 3 mo. USD LIBOR + 3.02%	275,531

197,000	6.500%, 11/15/26 5 year CMT + 5.69%	178,902

340,000	EnLink Midstream Partners, LP 6.000%, 12/15/22‡

285,000	3 mo. USD LIBOR + 4.11% 4.850%, 07/15/26	236,310 282,700

196,000	EQM Midstream Partners, LP* 7.500%, 06/01/27	200,555

274,000	Genesis Energy, LP / Genesis Energy Finance Corp.^ 6.250%, 05/15/26	255,209

190,000	Gulfport Energy Operating Corp.* 8.000%, 05/17/26	190,986

	Gulfport Energy Operating Corp.

260,000	6.375%, 05/15/25&	—

79,461	8.000%, 05/17/26^	79,873

300,000	Hilcorp Energy I, LP / Hilcorp Finance Company* 6.000%, 04/15/30	276,351

196,000	Howard Midstream Energy Partners, LLC* 6.750%, 01/15/27	169,013

	Laredo Petroleum, Inc.

230,000	10.125%, 01/15/28^	234,253

131,000	9.500%, 01/15/25	134,499

67,000	7.750%, 07/31/29*^	64,049

295,000	Magnolia Oil & Gas Operating, LLC / Magnolia Oil & Gas Finance Corp.*

	6.000%, 08/01/26	281,173

	Moss Creek Resources Holdings, Inc.*

145,000	10.500%, 05/15/27	139,609

130,000	7.500%, 01/15/26	118,665

130,000	Murphy Oil Corp. 6.375%, 07/15/28	129,984

	New Fortress Energy, Inc.*

272,000	6.750%, 09/15/25	265,856

135,000	6.500%, 09/30/26	127,945

	Occidental Petroleum Corp.

166,000	6.625%, 09/01/30	184,313

130,000	5.875%, 09/01/25	134,022

100,000	6.125%, 01/01/31	107,202

50,000	6.375%, 09/01/28	53,942

244,000	Par Petroleum, LLC / Par Petroleum Finance Corp.* 7.750%, 12/15/25	232,227

280,000	Parkland Corp.* 5.875%, 07/15/27	274,660

See accompanying Notes to Schedule of Investments

Calamos Dynamic Convertible and Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2022 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

261,000	Patterson-UTI Energy, Inc. 5.150%, 11/15/29	$233,569

270,000	Plains All American Pipeline, LP‡ 6.125%, 11/15/22 3 mo. USD LIBOR + 4.11%	205,613

365,000	Rockcliff Energy II, LLC* 5.500%, 10/15/29	352,481

	Southwestern Energy Company

135,000	5.375%, 02/01/29	132,089

135,000	5.375%, 03/15/30	133,079

65,000	4.750%, 02/01/32	60,730

65,000	Sunoco, LP / Sunoco Finance Corp. 4.500%, 04/30/30	57,110

	Venture Global Calcasieu Pass, LLC*

65,000	4.125%, 08/15/31	60,159

65,000	3.875%, 08/15/29	60,241

195,000	W&T Offshore, Inc.* 9.750%, 11/01/23	188,427

	Weatherford International, Ltd.*

285,000	6.500%, 09/15/28	271,916

195,000	8.625%, 04/30/30	177,033

		8,848,337

	Financials (3.0%)

	Acrisure, LLC / Acrisure Finance, Inc.*

393,000	6.000%, 08/01/29	327,931

356,000	7.000%, 11/15/25	342,216

400,000	Aethon United BR, LP / Aethon United Finance Corp.* 8.250%, 02/15/26	413,052

416,000	AG Issuer, LLC* 6.250%, 03/01/28	376,875

	Alliant Holdings Intermediate, LLC / Alliant Holdings Co-Issuer*

580,000	6.750%, 10/15/27	551,168

65,000	5.875%, 11/01/29	56,654

65,000	4.250%, 10/15/27	60,934

302,000	Ally Financial, Inc. 4.700%, 05/15/26‡ 5 year CMT + 3.87%	254,637

215,000	8.000%, 11/01/31	243,578

125,000	4.700%, 05/15/28‡ 7 year CMT + 3.48%	99,178

300,000	American Finance Trust, Inc. / American Finance Operating Partner, LP* 4.500%, 09/30/28	242,145

533,000	AmWINS Group, Inc.* 4.875%, 06/30/29	485,643

635,000	AssuredPartners, Inc.* 7.000%, 08/15/25	629,444

292,000	Aviation Capital Group, LLC* 3.500%, 11/01/27	256,615

63,000	Bank of New York Mellon Corp.µ‡ 3.750%, 12/20/26 5 year CMT + 2.63%	54,803

533,000	BroadStreet Partners, Inc.* 5.875%, 04/15/29	461,253

	Brookfield Property REIT, Inc. / BPR Cumulus, LLC / BPR Nimbus, LLC / GGSI Sellco, LLC*

535,000	4.500%, 04/01/27	470,736

324,000	5.750%, 05/15/26	316,140

PRINCIPAL AMOUNT		VALUE

200,000	Burford Capital Global Financial, LLC* 6.875%, 04/15/30	$178,496

70,000	Capital One Financial Corp.^‡ 3.950%, 09/01/26 5 year CMT + 3.16%	60,776

302,000	Castlelake Aviation Finance DAC*^ 5.000%, 04/15/27	253,677

	Credit Acceptance Corp.

350,000	6.625%, 03/15/26^	353,370

238,000	5.125%, 12/31/24*	230,072

344,000	Enact Holdings, Inc.* 6.500%, 08/15/25	346,645

389,000	Global Net Lease, Inc. / Global Net Lease Operating Partnership, LP* 3.750%, 12/15/27	341,235

439,000	Greystar Real Estate Partners, LLC* 5.750%, 12/01/25	439,018

	HUB International, Ltd.*

883,000	7.000%, 05/01/26	873,419

398,000	5.625%, 12/01/29^	358,893

	Icahn Enterprises, LP / Icahn Enterprises Finance Corp.

335,000	5.250%, 05/15/27	322,816

202,000	4.375%, 02/01/29	182,030

525,000	ILFC E-Capital Trust II*‡ 5.100%, 12/21/65 3 mo. USD LIBOR + 1.80%	403,084

625,000	Iron Mountain, Inc.* 5.250%, 03/15/28	600,731

540,000	Jefferies Finance, LLC / JFIN Co- Issuer Corp.* 5.000%, 08/15/28	454,518

	Ladder Capital Finance Holdings, LLLP / Ladder Capital Finance Corp.*

522,000	5.250%, 10/01/25	493,807

130,000	4.750%, 06/15/29	111,344

378,000	LD Holdings Group, LLC*^ 6.125%, 04/01/28	230,104

	Level 3 Financing, Inc.

280,000	4.250%, 07/01/28*	245,563

133,000	3.875%, 11/15/29*	118,530

125,000	5.375%, 05/01/25	125,150

200,000	LPL Holdings, Inc.* 4.000%, 03/15/29	186,178

585,000	MetLife, Inc. 6.400%, 12/15/66	612,711

	Navient Corp.

588,000	5.000%, 03/15/27^	531,770

300,000	4.875%, 03/15/28	257,691

	OneMain Finance Corp.

180,000	3.875%, 09/15/28	149,314

137,000	7.125%, 03/15/26	133,667

132,000	Park Intermediate Holdings, LLC / PK Domestic Property, LLC / PK Finance Co-Issuer* 5.875%, 10/01/28	129,599

416,000	PHH Mortgage Corp.*^ 7.875%, 03/15/26	392,941

70,000	PNC Financial Services Group, Inc.µ‡ 6.000%, 05/15/27 5 year CMT + 3.00%	70,426

See accompanying Notes to Schedule of Investments

Calamos Dynamic Convertible and Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2022 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

300,000	RHP Hotel Properties, LP / RHP Finance Corp.*^ 4.500%, 02/15/29	$275,649

195,000	RLJ Lodging Trust, LP* 3.750%, 07/01/26	183,243

	Rocket Mortgage, LLC / Rocket Mortgage Co-Issuer, Inc.*

125,000	3.625%, 03/01/29	106,950

120,000	3.875%, 03/01/31	99,176

65,000	2.875%, 10/15/26	57,437

269,000	StoneX Group, Inc.* 8.625%, 06/15/25	275,071

63,000	SVB Financial Group‡ 4.000%, 05/15/26 5 year CMT + 3.20%	51,614

	United Wholesale Mortgage, LLC*

310,000	5.500%, 04/15/29^	266,138

130,000	5.750%, 06/15/27	113,795

135,000	Uniti Group, LP / Uniti Group Finance, Inc. / CSL Capital, LLC* 6.500%, 02/15/29	102,092

130,000	US Bancorpµ‡ 3.700%, 01/15/27 5 year CMT + 2.54%	109,139

300,000	VZ Secured Financing, BV* 5.000%, 01/15/32	268,209

	XHR, LP*

280,000	6.375%, 08/15/25	282,198

130,000	4.875%, 06/01/29	117,168

		17,138,456

	Health Care (1.3%)

	Bausch Health Americas, Inc.*

770,000	8.500%, 01/31/27	487,318

125,000	9.250%, 04/01/26^	87,590

	Bausch Health Companies, Inc.*

520,000	7.250%, 05/30/29	285,288

300,000	5.000%, 01/30/28	160,365

98,000	6.125%, 02/01/27^	83,711

130,000	Charles River Laboratories International, Inc.* 3.750%, 03/15/29	121,168

33,000	CHS/Community Health Systems, Inc.* 5.250%, 05/15/30	27,751

	CHS/Community Health Systems, Inc.*

533,000	6.125%, 04/01/30^	287,004

305,000	8.000%, 03/15/26	291,467

146,000	6.875%, 04/15/29	81,373

	DaVita, Inc.*

531,000	4.625%, 06/01/30	437,560

313,000	3.750%, 02/15/31	239,802

	Embecta Corp.*

195,000	5.000%, 02/15/30	168,909

67,000	6.750%, 02/15/30	61,931

	Encompass Health Corp.

130,000	4.750%, 02/01/30	120,236

130,000	4.500%, 02/01/28	120,433

282,000	HCA, Inc. 7.500%, 11/06/33	322,492

200,000	Jazz Securities DAC* 4.375%, 01/15/29	192,800

116,000	Mallinckrodt International Finance, SA / Mallinckrodt CB, LLC* 10.000%, 06/15/29	70,948

PRINCIPAL AMOUNT		VALUE

	Medline Borrower, LP*

336,000	5.250%, 10/01/29^	$303,851

335,000	3.875%, 04/01/29	302,770

	Organon & Company / Organon Foreign Debt Co-Issuer, BV*

490,000	5.125%, 04/30/31	459,689

200,000	4.125%, 04/30/28	190,076

302,000	Team Health Holdings, Inc.*^ 6.375%, 02/01/25	205,985

	Tenet Healthcare Corp.

625,000	6.250%, 02/01/27*	632,100

375,000	6.875%, 11/15/31	367,177

345,000	4.875%, 01/01/26*	340,260

	Teva Pharmaceutical Finance Netherlands III, BV

520,000	6.000%, 04/15/24^	528,081

200,000	7.125%, 01/31/25	205,758

200,000	4.750%, 05/09/27	189,886

130,000	3.150%, 10/01/26	116,706

		7,490,485

	Industrials (2.6%)

320,000	Abercrombie & Fitch Management Company* 8.750%, 07/15/25	314,998

300,000	ACCO Brands Corp.* 4.250%, 03/15/29	262,977

300,000	AerCap Holdings, NV^‡ 5.875%, 10/10/79 5 year CMT + 4.54%	267,696

265,000	Air Lease Corp.‡ 4.125%, 12/15/26 5 year CMT + 3.15%	198,578

	Albertsons Companies, Inc. / Safeway, Inc. / New Albertsons, LP / Albertsons, LLC*

440,000	4.625%, 01/15/27	418,040

325,000	5.875%, 02/15/28	316,810

136,000	3.500%, 03/15/29	118,313

	Allison Transmission, Inc.*

230,000	4.750%, 10/01/27	218,962

70,000	3.750%, 01/30/31	60,507

65,000	American Airlines Group, Inc.*^ 3.750%, 03/01/25	57,067

146,000	Arcosa, Inc.* 4.375%, 04/15/29	130,866

700,000	ARD Finance, SA* 6.500%, 06/30/27 7.250% PIK RATE	531,188

137,000	Avolon Holdings Funding, Ltd.*µ 5.250%, 05/15/24	135,475

206,000	Beacon Roofing Supply, Inc.* 4.125%, 05/15/29	182,714

261,000	BWX Technologies, Inc.*^ 4.125%, 04/15/29	245,429

138,000	Cascades, Inc. / Cascades USA, Inc.* 5.375%, 01/15/28	125,166

66,000	Delta Air Lines, Inc. 7.375%, 01/15/26	69,422

	Delta Air Lines, Inc. / SkyMiles IP, Ltd.*

68,000	4.750%, 10/20/28	66,714

34,000	4.500%, 10/20/25µ	33,694

350,000	Deluxe Corp.* 8.000%, 06/01/29	306,099

See accompanying Notes to Schedule of Investments

Calamos Dynamic Convertible and Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2022 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

130,000	Dun & Bradstreet Corp.* 5.000%, 12/15/29	$120,978

195,000	Eco Material Technologies, Inc.* 7.875%, 01/31/27	174,968

323,000	Endurance International Group Holdings, Inc.* 6.000%, 02/15/29	239,253

145,000	EnerSys*^ 4.375%, 12/15/27	133,557

300,000	Fly Leasing, Ltd.* 7.000%, 10/15/24	164,907

132,000	GFL Environmental, Inc.* 3.750%, 08/01/25	128,223

148,000	Graham Packaging Company, Inc.*^ 7.125%, 08/15/28	125,837

140,000	Granite US Holdings Corp.*^ 11.000%, 10/01/27	130,374

	Graphic Packaging International, LLC*

175,000	4.750%, 07/15/27	171,925

125,000	3.500%, 03/01/29	113,449

290,000	Great Lakes Dredge & Dock Corp.* 5.250%, 06/01/29	261,594

623,000	H&E Equipment Services, Inc.* 3.875%, 12/15/28	545,717

402,000	Hawaiian Brand Intellectual Property, Ltd. / HawaiianMiles Loyalty, Ltd.* 5.750%, 01/20/26	391,813

350,000	Herc Holdings, Inc.* 5.500%, 07/15/27	350,560

326,000	Howmet Aerospace, Inc. 5.125%, 10/01/24	330,222

310,000	IEA Energy Services, LLC* 6.625%, 08/15/29	306,578

350,000	JELD-WEN, Inc.* 4.625%, 12/15/25	323,557

445,000	Ken Garff Automotive, LLC* 4.875%, 09/15/28	378,121

134,000	MasTec, Inc.* 4.500%, 08/15/28	123,923

201,000	Meritor, Inc.* 4.500%, 12/15/28	200,441

170,000	Moog, Inc.* 4.250%, 12/15/27	158,948

365,000	Nationstar Mortgage Holdings, Inc.* 5.500%, 08/15/28	320,853

272,000	Novelis Corp.* 4.750%, 01/30/30	251,861

100,000	OI European Group, BV* 4.750%, 02/15/30	84,100

310,000	Pactiv Evergreen Group Issuer, Inc. / Pactiv Evergreen Group Issuer, LLC* 4.000%, 10/15/27	274,235

399,000	Patrick Industries, Inc.* 4.750%, 05/01/29	311,052

335,000	Peninsula Pacific Entertainment, LLC / Peninsula Pacific Entertainment Finance Inc.* 8.500%, 11/15/27	362,115

282,000	Picasso Finance Sub, Inc.* 6.125%, 06/15/25	285,928

PRINCIPAL AMOUNT		VALUE

	QVC, Inc.

174,000	4.375%, 09/01/28	$135,864

135,000	5.450%, 08/15/34	96,362

247,000	Sensata Technologies, Inc.* 3.750%, 02/15/31	214,850

	Sinclair Television Group, Inc.*

201,000	4.125%, 12/01/30	172,569

135,000	5.500%, 03/01/30^	108,721

270,000	Standard Industries, Inc.* 5.000%, 02/15/27	260,993

545,000	Station Casinos, LLC* 4.500%, 02/15/28	494,773

216,000	Stericycle, Inc.* 3.875%, 01/15/29	197,597

200,000	STL Holding Company, LLC* 7.500%, 02/15/26	178,004

200,000	TransDigm UK Holdings, PLC 6.875%, 05/15/26	198,036

	TransDigm, Inc.

366,000	6.250%, 03/15/26*	368,039

205,000	7.500%, 03/15/27	208,649

130,000	Tronox, Inc.* 4.625%, 03/15/29	113,424

	United Rentals North America, Inc.

130,000	3.750%, 01/15/32	114,928

66,000	3.875%, 02/15/31^	60,310

265,000	Vertiv Group Corp.*^ 4.125%, 11/15/28	235,370

274,000	Wabash National Corp.* 4.500%, 10/15/28	227,171

240,000	Waste Pro USA, Inc.* 5.500%, 02/15/26	222,346

	WESCO Distribution, Inc.*

137,000	7.125%, 06/15/25	141,824

68,000	7.250%, 06/15/28	70,995

		14,646,629

	Information Technology (0.8%)

131,000	Booz Allen Hamilton, Inc.* 4.000%, 07/01/29	125,144

315,000	CommScope Technologies, LLC* 6.000%, 06/15/25	291,803

245,000	CommScope, Inc.* 4.750%, 09/01/29	213,099

	Dell International, LLC / EMC Corp.

310,000	6.020%, 06/15/26µ	329,499

150,000	6.100%, 07/15/27^	161,063

138,000	Fair Isaac Corp.* 4.000%, 06/15/28	129,506

153,000	II-VI, Inc.* 5.000%, 12/15/29	147,181

300,000	KBR, Inc.* 4.750%, 09/30/28	271,110

	MPH Acquisition Holdings, LLC*

300,000	5.750%, 11/01/28^	255,843

130,000	5.500%, 09/01/28	121,191

130,000	NCR Corp.* 5.125%, 04/15/29	125,077

170,000	Nielsen Finance, LLC / Nielsen Finance Company* 4.500%, 07/15/29	161,357

198,000	ON Semiconductor Corp.* 3.875%, 09/01/28	183,514

See accompanying Notes to Schedule of Investments

Calamos Dynamic Convertible and Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2022 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

	Open Text Corp.*

204,000	3.875%, 02/15/28	$189,288

98,000	3.875%, 12/01/29	88,413

98,000	Open Text Holdings, Inc.* 4.125%, 12/01/31	87,943

130,000	Playtika Holding Corp.* 4.250%, 03/15/29	116,529

187,000	PTC, Inc.* 4.000%, 02/15/28	177,972

370,000	TTM Technologies, Inc.*^ 4.000%, 03/01/29	325,644

	Twilio, Inc.^

185,000	3.625%, 03/15/29	162,772

66,000	3.875%, 03/15/31	58,560

325,000	Viavi Solutions, Inc.* 3.750%, 10/01/29	291,457

300,000	ZoomInfo Technologies, LLC / ZoomInfo Finance Corp.* 3.875%, 02/01/29	268,689

		4,282,654

	Materials (0.7%)

140,000	ArcelorMittal, SA 7.000%, 10/15/39	144,669

147,000	ATI, Inc. 5.875%, 12/01/27	137,514

67,000	Carpenter Technology Corp. 7.625%, 03/15/30	61,016

195,000	Chemours Company* 4.625%, 11/15/29	171,308

420,000	Clearwater Paper Corp.*^ 4.750%, 08/15/28	377,752

	Commercial Metals Company

130,000	4.125%, 01/15/30	114,371

65,000	4.375%, 03/15/32	56,937

250,000	Constellium, SE*^ 3.750%, 04/15/29	213,388

130,000	Freeport-McMoRan, Inc.—Class H 5.450%, 03/15/43	122,136

205,000	HB Fuller Company 4.250%, 10/15/28	183,871

215,000	JW Aluminum Continuous Cast Company* 10.250%, 06/01/26	223,151

	Kaiser Aluminum Corp.*

300,000	4.625%, 03/01/28^	263,823

33,000	4.500%, 06/01/31	26,577

183,000	LSF11 A5 HoldCo, LLC*^ 6.625%, 10/15/29	157,285

276,000	Mercer International, Inc. 5.125%, 02/01/29	258,855

234,000	OCI, NV*µ 4.625%, 10/15/25	228,269

400,000	Owens-Brockway Glass Container, Inc.*^ 6.625%, 05/13/27	385,704

65,000	Sealed Air Corp.* 5.000%, 04/15/29	64,667

305,000	Silgan Holdings, Inc. 4.125%, 02/01/28	291,952

131,000	Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc.* 5.125%, 04/01/29	91,528

210,000	Univar Solutions USA, Inc.* 5.125%, 12/01/27	203,417

PRINCIPAL AMOUNT		VALUE

134,000	Valvoline, Inc.* 3.625%, 06/15/31	$111,225

		3,889,415

	Real Estate (0.2%)

210,000	EPR Properties 3.750%, 08/15/29	181,585

	Forestar Group, Inc.*

195,000	5.000%, 03/01/28	171,668

137,000	3.850%, 05/15/26	121,405

301,000	MIWD Holdco II, LLC / MIWD Finance Corp.* 5.500%, 02/01/30	256,873

	Service Properties Trust

345,000	4.350%, 10/01/24	309,638

125,000	5.250%, 02/15/26	104,518

		1,145,687
	Special Purpose Acquisition Companies (0.1%)

	Fertitta Entertainment, LLC /

	Fertitta Entertainment Finance

	Company, Inc.*

260,000	6.750%, 01/15/30	212,854

131,000	4.625%, 01/15/29	122,243

		335,097
	Utilities (0.1%)

97,000	PPL Capital Funding, Inc.^‡ 4.915%, 03/30/67 3 mo. USD LIBOR + 2.67%	77,867

350,000	TerraForm Power Operating, LLC* 5.000%, 01/31/28	336,721

135,000	Vistra Corp.*‡ 8.000%, 10/15/26 5 year CMT + 6.93%	130,955

125,000	7.000%, 12/15/26 5 year CMT + 5.74%	114,351

		659,894

	TOTAL CORPORATE BONDS (Cost $99,263,985)	89,828,855

CONVERTIBLE BONDS (110.2%)
	Communication Services (10.4%)

	Liberty Media Corp.

8,000,000	0.500%, 12/01/50*	9,643,680

5,825,000	1.375%, 10/15/23	7,433,807

3,750,000	Liberty Media Corp. / Liberty Formula One^ 1.000%, 01/30/23	6,924,113

4,500,000	Match Group Financeco 3, Inc.* 2.000%, 01/15/30	5,102,550

13,000,000	Sea, Ltd. 0.250%, 09/15/26	9,648,470

	Snap, Inc.

9,000,000	0.125%, 03/01/28*	6,127,020

5,000,000	0.750%, 08/01/26	4,401,450

8,750,000	Twitter, Inc. 0.250%, 06/15/24	8,911,437

		58,192,527

	Consumer Discretionary (24.8%)

9,750,000	Airbnb, Inc. 0.000%, 03/15/26	8,508,435

See accompanying Notes to Schedule of Investments

Calamos Dynamic Convertible and Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2022 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

8,000,000	Booking Holdings, Inc.^ 0.750%, 05/01/25	$10,776,560

6,000,000	Chegg, Inc. 0.000%, 09/01/26	4,518,780

	DISH Network Corp.µ

5,000,000	3.375%, 08/15/26	3,533,300

4,500,000	0.000%, 12/15/25	3,232,800

415,000	2.375%, 03/15/24	370,910

9,750,000	Draftkings, Inc. 0.000%, 03/15/28	5,895,630

11,250,000	Etsy, Inc.µ 0.125%, 09/01/27	10,226,250

14,500,000	Ford Motor Companyµ 0.000%, 03/15/26	15,486,145

1,500,000	Liberty Broadband Corp.*^ 2.750%, 09/30/50	1,435,530

10,000,000	Marriott Vacations Worldwide Corp. 0.000%, 01/15/26	10,006,000

5,250,000	NCL Corp., Ltd. - Class C* 1.125%, 02/15/27	3,601,185

100,000	Peloton Interactive, Inc. 0.000%, 02/15/26	66,126

13,500,000	Royal Caribbean Cruises, Ltd. 4.250%, 06/15/23	13,239,315

5,000,000	Shake Shack, Inc. 0.000%, 03/01/28	3,533,050

1,785,000	Tesla, Inc.~ 2.000%, 05/15/24	25,647,594

13,250,000	Vail Resorts, Inc.^ 0.000%, 01/01/26	12,044,515

11,000,000	Wayfair, Inc. 0.625%, 10/01/25	7,497,930

		139,620,055

	Energy (3.7%)

2,000,000	EQT Corp.µ 1.750%, 05/01/26	5,992,640

6,250,000	Pioneer Natural Resources Company 0.250%, 05/15/25	14,311,312

9,600,000	SunEdison, Inc.* 0.250%, 01/15/49	205,248

		20,509,200

	Financials (0.6%)

4,750,000	SoFi Technologies, Inc.*^ 0.000%, 10/15/26	3,342,433

	Health Care (18.5%)

4,750,000	Alphatec Holdings, Inc.* 0.750%, 08/01/26	3,859,280

8,250,000	CONMED Corp.* 2.250%, 06/15/27	7,940,212

10,500,000	CryoPort, Inc.* 0.750%, 12/01/26	8,334,375

12,250,000	Dexcom, Inc.µ^ 0.250%, 11/15/25	11,678,170

2,079,000	Envista Holdings Corp.µ 2.375%, 06/01/25	4,159,060

6,000,000	Exact Sciences Corp.µ 0.375%, 03/15/27	4,669,860

5,000,000	Halozyme Therapeutics, Inc.^ 0.250%, 03/01/27	4,682,350

3,750,000	Insulet Corp.µ 0.375%, 09/01/26	4,719,000

PRINCIPAL AMOUNT		VALUE

8,000,000	Integra LifeSciences Holdings Corp. 0.500%, 08/15/25	$7,736,720

8,000,000	Jazz Investments I, Ltd.µ 2.000%, 06/15/26	9,552,800

9,000,000	NeoGenomics, Inc. 0.250%, 01/15/28	5,816,880

3,500,000	NuVasive, Inc. 0.375%, 03/15/25	3,200,575

7,500,000	Omnicell, Inc. 0.250%, 09/15/25	9,329,100

7,000,000	Pacira BioSciences, Inc.^ 0.750%, 08/01/25	7,225,260

2,850,000	Repligen Corp. 0.375%, 07/15/24	5,488,217

5,750,000	Tandem Diabetes Care, Inc.*^ 1.500%, 05/01/25	5,662,198

		104,054,057

	Industrials (8.6%)

3,500,000	Air Transport Services Group, Inc. 1.125%, 10/15/24	3,974,285

3,300,000	Atlas Air Worldwide Holdings, Inc. 1.875%, 06/01/24	4,427,478

6,250,000	John Bean Technologies Corp.^ 0.250%, 05/15/26	5,846,625

3,750,000	Middleby Corp.^ 1.000%, 09/01/25	4,677,150

4,250,000	Parsons Corp.^ 0.250%, 08/15/25	4,695,697

8,500,000	Southwest Airlines Company^ 1.250%, 05/01/25	10,747,145

17,000,000	Uber Technologies, Inc.^ 0.000%, 12/15/25	14,181,230

		48,549,610

	Information Technology (39.7%)

3,750,000	Akamai Technologies, Inc. 0.375%, 09/01/27	3,889,163

7,750,000	Bentley Systems, Inc. 0.125%, 01/15/26	7,195,178

9,250,000	Bill.com Holdings, Inc.*^ 0.000%, 04/01/27	7,566,222

8,750,000	Block, Inc. 0.125%, 03/01/25	8,957,812

5,250,000	Camtek Ltd.* 0.000%, 12/01/26	4,448,850

5,000,000	Confluent, Inc.* 0.000%, 01/15/27	3,746,200

8,500,000	Coupa Software, Inc. 0.125%, 06/15/25	7,455,860

4,000,000	CyberArk Software, Ltd. 0.000%, 11/15/24	4,322,040

3,750,000	Datadog, Inc.µ 0.125%, 06/15/25	4,952,438

5,250,000	DigitalOcean Holdings, Inc.*^ 0.000%, 12/01/26	3,938,970

	Enphase Energy, Inc.µ

7,927,000	0.000%, 03/01/26	9,523,260

5,000,000	0.000%, 03/01/28	6,226,700

5,000,000	Five9, Inc.µ 0.500%, 06/01/25	5,313,200

11,750,000	Microchip Technology, Inc.^ 0.125%, 11/15/24	12,389,082

3,750,000	MongoDB, Inc. 0.250%, 01/15/26	6,028,313

See accompanying Notes to Schedule of Investments

Calamos Dynamic Convertible and Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2022 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

	Okta, Inc.

6,500,000	0.125%, 09/01/25	$6,092,970

3,500,000	0.375%, 06/15/26	3,011,785

13,500,000	ON Semiconductor Corp.^ 0.000%, 05/01/27	18,857,880

7,500,000	Palo Alto Networks, Inc. 0.750%, 07/01/23	14,203,875

5,250,000	Perficient, Inc.*^ 0.125%, 11/15/26	4,562,145

9,750,000	Repay Holdings Corp.* 0.000%, 02/01/26	7,586,085

3,425,000	RingCentral, Inc. 0.000%, 03/01/25	2,853,333

	Shift4 Payments, Inc.

12,000,000	0.000%, 12/15/25^	10,250,400

195,000	0.500%, 08/01/27*	141,806

6,750,000	Silicon Laboratories, Inc.^ 0.625%, 06/15/25	9,041,962

9,750,000	Splunk, Inc. 1.125%, 06/15/27	8,368,522

8,500,000	Tyler Technologies, Inc.^ 0.250%, 03/15/26	8,936,985

10,500,000	Unity Software, Inc.* 0.000%, 11/15/26	7,834,890

5,500,000	Wix.com, Ltd. 0.000%, 08/15/25	4,515,390

4,469,000	Wolfspeed, Inc.*^ 0.250%, 02/15/28	4,265,348

4,500,000	Workday, Inc.~ 0.250%, 10/01/22	4,899,375

8,750,000	Zendesk, Inc. 0.625%, 06/15/25	8,530,200

2,750,000	Zscaler, Inc. 0.125%, 07/01/25	3,417,453

		223,323,692

	Materials (3.0%)

2,750,000	ATI, Inc. 3.500%, 06/15/25	4,792,535

3,000,000	Ivanhoe Mines, Ltd.*µ 2.500%, 04/15/26	3,222,210

4,159,000	Lithium Americas Corp.* 1.750%, 01/15/27	3,630,599

5,225,000	MP Materials Corp.* 0.250%, 04/01/26	5,295,642

		16,940,986

	Real Estate (0.9%)

5,250,000	Pebblebrook Hotel Trust 1.750%, 12/15/26	5,202,225

	TOTAL CONVERTIBLE BONDS (Cost $614,498,829)	619,734,785

BANK LOANS (1.9%) ¡

	Airlines (0.1%)

225,000	AAdvantage Loyalty IP, Ltd.‡ 7.460%, 04/20/28 3 mo. LIBOR + 4.75%	222,188

205,000	Mileage Plus Holdings, LLC! 0.000%, 06/21/27	207,050

65,000	Mileage Plus Holdings, LLC‡ 7.313%, 06/21/27 3 mo. LIBOR + 5.25%	65,650

PRINCIPAL AMOUNT		VALUE

335,750	United Airlines, Inc.‡ 6.533%, 04/21/28 1 mo. LIBOR + 3.75%	$324,544

		819,432

	Communication Services (0.2%)

339,500	Clear Channel Outdoor Holdings, Inc.‡ 6.306%, 08/21/26 3 mo. LIBOR + 3.50%	310,644

875	Clear Channel Outdoor Holdings, Inc.‡ 5.872%, 08/21/26 1 mo. LIBOR + 3.50%	800

403,646	DIRECTV Financing, LLC‡ 7.372%, 08/02/27 1 mo. LIBOR + 5.00%	382,560

195,000	Entercom Media Corp.‡ 4.846%, 11/18/24 1 mo. LIBOR + 2.50%	173,368

81,273	Nexstar Broadcasting, Inc.‡ 4.872%, 09/18/26 1 mo. LIBOR + 2.50%	80,522

135,000	Univision Communications, Inc.‡ 6.254%, 06/08/29 3 mo. SOFR + 4.25%	130,725

		1,078,619

	Consumer Discretionary (0.4%)

88,526	Life Time Fitness, Inc.‡ 6.325%, 12/16/24 3 mo. LIBOR + 4.75%	87,530

125,000	Peloton Interactive, Inc.! 0.000%, 05/25/27	119,271

137,300	Penn National Gaming, Inc.‡ 5.177%, 05/03/29 1 mo. SOFR + 2.75%	134,640

469,063	Petco Health and Wellness Company, Inc.‡

	5.500%, 03/03/28

	3 mo. LIBOR + 3.25%	455,246

559,412	PetSmart, Inc.‡ 6.120%, 02/11/28 1 mo. LIBOR + 3.75%	540,647

280,000	SkyMiles IP, Ltd.‡ 6.460%, 10/20/27 3 mo. LIBOR + 3.75%	283,570

307,485	TKC Holdings, Inc.‡ 7.000%, 05/15/28 3 mo. LIBOR + 5.50%	282,886

444,150	WW International, Inc.‡ 5.880%, 04/13/28 1 mo. LIBOR + 3.50%	335,751

		2,239,541

	Consumer Staples (0.0%)

79,039	United Natural Foods, Inc.‡ 5.691%, 10/22/25 1 mo. LIBOR + 3.25%	78,245

	Financials (0.1%)

420,750	Jazz Financing Lux Sarl‡ 5.872%, 05/05/28 1 mo. LIBOR + 3.50E%	411,986

See accompanying Notes to Schedule of Investments

Calamos Dynamic Convertible and Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2022 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
	Health Care (0.3%)

236,685	Amneal Pharmaceuticals, LLC‡ 5.875%, 05/04/25 1 mo. LIBOR + 3.50%	$221,177

232,566	Amneal Pharmaceuticals, LLC‡ 5.813%, 05/04/25 3 mo. LIBOR + 3.50%	217,328

65,000	Bausch Health Companies, Inc.‡ 7.174%, 02/01/27 1 mo. SOFR + 5.25%	54,888

187,012	Icon Luxembourg Sarl‡ 4.563%, 07/03/28 3 mo. LIBOR + 2.25%	184,073

46,594	Icon Luxembourg Sarl‡ 4.563%, 07/03/28 3 mo. LIBOR + 2.25%	45,862

278,131	Mallinckrodt International Finance S.A.‡ 7.253%, 09/30/27 3 mo. LIBOR + 5.25%	232,389

282,353	Padagis, LLC‡ 7.043%, 07/06/28 3 mo. LIBOR + 4.75%	268,235

690,272	Team Health Holdings, Inc.‡ 7.577%, 03/02/27 1 mo. SOFR + 5.25%	570,047

		1,793,999

	Industrials (0.3%)

103,950	ACProducts, Inc.‡ 7.127%, 05/17/28 6 mo. LIBOR + 4.25%	75,177

34,650	ACProducts, Inc.‡ 6.500%, 05/17/28 3 mo. LIBOR + 4.25%	25,059

170,000	Air Canada‡ 4.250%, 08/11/28 3 mo. LIBOR + 3.50%	164,232

264,033	BW Gas & Convenience Holdings, LLC‡ 5.872%, 03/31/28 1 mo. LIBOR + 3.50%	254,132

278,620	Dun & Bradstreet Corp.‡ 4.874%, 02/06/26 3 mo. LIBOR + 3.25%	271,887

238,573	Granite Holdings US Acquisition Company‡ 6.250%, 09/30/26 3 mo. LIBOR + 4.00%	231,117

260,000	Scientific Games International, Inc.‡ 5.044%, 04/14/29 1 mo. SOFR + 3.00%	254,692

200,000	Sinclair Television Group, Inc.‡ 6.177%, 04/21/29 1 mo. SOFR + 3.75%	186,750

		1,463,046

	Information Technology (0.2%)

283,450	Banff Merger Sub, Inc.‡ 6.122%, 10/02/25 1 mo. LIBOR + 3.75%	273,665

PRINCIPAL AMOUNT		VALUE

326,625	Camelot U.S. Acquisition 1 Company‡ 5.372%, 10/30/26 1 mo. LIBOR + 3.00%	$319,531

182,225	Camelot U.S. Acquisition 1 Company‡ 5.372%, 10/30/26 1 mo. LIBOR + 3.00%	178,125

65,000	CDK Global, Inc.‡ 6.610%, 07/06/29 3 mo. SOFR + 4.50%	63,311

270,000	II-VI, Inc.! 0.000%, 07/02/29	263,474

365,000	VFH Parent, LLC‡ 5.201%, 01/13/29 1 mo. SOFR + 3.00%	352,984

		1,451,090

	Materials (0.1%)

195,500	Innophos, Inc.‡ 5.872%, 02/05/27 1 mo. LIBOR + 3.50%	190,124

134,663	LSF11 A5 HoldCo, LLC‡ 5.030%, 10/15/28 1 mo. SOFR + 3.50%	130,511

		320,635

	Other (0.1%)

345,000	ChampionX Corp.‡ 5.080%, 06/07/29 1 mo. SOFR + 3.25%	343,706

	Special Purpose Acquisition Companies (0.1%)

242,500	AP Core Holdings II, LLC‡ 7.872%, 09/01/27 1 mo. LIBOR + 5.50%	229,619

140,000	Clydesdale Acquisition Holdings, Inc.‡ 6.602%, 04/13/29 1 mo. SOFR + 4.18%	134,877

64,838	Fertitta Entertainment, LLC‡ 6.327%, 01/27/29 1 mo. SOFR + 4.00%	62,009

285,000	Oscar AcquisitionCo, LLC‡ 6.109%, 04/29/29 3 mo. SOFR + 4.50%	260,731

		687,236

	TOTAL BANK LOANS (Cost $11,296,299)	10,687,535

U.S. GOVERNMENT AND AGENCY SECURITIES (5.4%)
	Other (5.4%)

	U.S. Treasury Note

12,000,000	2.500%, 05/31/24^	11,909,765

11,750,000	2.500%, 04/30/24^	11,661,416

6,750,000	2.250%, 03/31/24	6,673,140

	TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES (Cost $30,468,047)	30,244,321

See accompanying Notes to Schedule of Investments

Calamos Dynamic Convertible and Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2022 (UNAUDITED)

NUMBER OF SHARES		VALUE
CONVERTIBLE PREFERRED STOCKS (17.4%)
	Communication Services (1.9%)

9,000	T-Mobile Exchangeable Trust* 5.250%, 06/01/23	$10,836,009

	Consumer Discretionary (1.5%)

68,935	Aptiv, PLC 5.500%, 06/15/23	8,359,747

	Energy (0.0%)

7	Gulfport Energy Operating Corp.‡ 10.000%, 08/29/22 15.000% PIK RATE	46,200

	Financials (1.8%)

4,000	Bank of America Corp.^‡‡ 7.250%	4,976,200

73,830	KKR & Company, Inc.^ 6.000%, 09/15/23	5,168,100

		10,144,300

	Health Care (2.8%)

62,325	Boston Scientific Corp.^ 5.500%, 06/01/23	6,782,207

5,910	Danaher Corp.^ 5.000%, 04/15/23	8,994,133

		15,776,340

	Information Technology (2.9%)

9,835	Broadcom, Inc.~ 8.000%, 09/30/22	16,501,163

	Utilities (6.5%)

123,415	AES Corp.^ 6.875%, 02/15/24	11,201,146

106,000	American Electric Power Company, Inc.^ 6.125%, 08/15/23	5,859,680

	NextEra Energy, Inc.

153,825	6.219%, 09/01/23^	8,134,266

123,080	4.872%, 09/01/22	7,555,881

68,765	5.279%, 03/01/23	3,606,724

		36,357,697

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $88,390,272)	98,021,456

COMMON STOCKS (0.3%)
	Communication Services (0.0%)

5,620	Altice USA, Inc. - Class A#	59,066

1,888	Cumulus Media, Inc. - Class A^#	14,991

		74,057

	Energy (0.3%)

11,334	Calfrac Well Services, Ltd.#&	41,822

2,577	Chaparral Energy, Inc. - Class A#&	136,581

795	Chesapeake Energy Corp.^	74,865

18,535	Energy Transfer, LP	209,631

11,035	Enterprise Products Partners, LP	294,966

1,881	EP Energy Corp.&#	15,988

3,560	Magellan Midstream Partners, LP	183,340

NUMBER OF SHARES		VALUE

1,000	Schlumberger, NV	$37,030

4,189	Superior Energy Services, Inc.&#	251,340

2,400	Williams Companies, Inc.	81,816

		1,327,379

	Health Care (0.0%)

4,076	Mallinckrodt, PLC#	71,330

	Special Purpose Acquisition Company (0.0%)

3,162	Intelsat Emergence, SA#&	86,955

	TOTAL COMMON STOCKS (Cost $2,156,248)	1,559,721

PREFERRED STOCKS (0.2%)
	Consumer Discretionary (0.1%)

1,722	Guitar Center, Inc.&	205,779

	Energy (0.1%)

10,368	NuStar Energy, LP‡ 7.673%, 08/29/22 3 mo. USD LIBOR + 5.64%	217,210

6,019	NuStar Energy, LP^‡ 8.769%, 08/29/22 3 mo. USD LIBOR + 6.77%	144,155

12,000	NuStar Logistics, LP‡ 9.246%, 01/15/43 3 mo. USD LIBOR + 6.73%	299,760

		661,125

	Financials (0.0%)

5,319	B Riley Financial, Inc. 5.250%, 08/31/28	116,965

	TOTAL PREFERRED STOCKS (Cost $1,022,624)	983,869

WARRANTS (0.0%) #
	Energy (0.0%)

1,399	Denbury, Inc. 09/18/25, Strike $32.59	64,382

515	Denbury, Inc. 09/18/23, Strike $35.41	19,570

13,522	Mcdermott International, Ltd.& 06/30/27, Strike $15.98	2

12,170	Mcdermott International, Ltd. 06/30/27, Strike $12.33	1

	TOTAL WARRANTS (Cost $82,153)	83,955

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE
PURCHASED OPTION (0.4%) #
	Consumer Discretionary (0.4%)

285	Tesla, Inc.

25,406,325	Put, 11/18/22, Strike $800.00 (Cost $2,383,657)	$1,955,813

See accompanying Notes to Schedule of Investments

Calamos Dynamic Convertible and Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2022 (UNAUDITED)

		VALUE
TOTAL INVESTMENTS (151.8%) (Cost $849,562,114)		$853,100,310

MANDATORY REDEEMABLE PREFERRED SHARES, AT LIQUIDATION VALUE (-20.1%)		(113,250,000)

LIABILITIES, LESS OTHER ASSETS (-31.7%)		(177,700,728)

NET ASSETS (100.0%)		$562,149,582

WRITTEN OPTION (-0.2%) #
	Consumer Discretionary (-0.2%)

140	Tesla, Inc.

12,480,300	Call, 11/18/22, Strike $1,000.00 (Premium $733,055)	$(993,650)

NOTES TO SCHEDULE OF INVESTMENTS

*

Securities issued and sold pursuant to a Rule 144A transaction are exempted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.

µ	Security, or portion of security, is held in a segregated account as collateral for note payable aggregating a total value of $96,011,952.
^	Security, or portion of security, is on loan.
@	In default status and considered non-income producing.
‡	Variable rate security. The rate shown is the rate in effect at July 31, 2022.
&	Illiquid security.
~	Security, or portion of security, is segregated as collateral (or collateral for potential future transactions) for written options.
The	aggregate value of such securities is $16,777,185.
¡	Bank loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of bank loans may be substantially less than the stated maturities shown.
!

This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which will be adjusted on settlement date.

‡‡	Perpetual maturity.
#	Non-income producing security.

Note: The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

Note 1 – Organization and Significant Accounting Policies

Organization. Calamos Dynamic Convertible and Income Fund (the “Fund”) was organized as a Delaware statutory trust on March 11, 2014 and is registered under the Investment Company Act of 1940 (the “1940 Act”) as a diversified, closed-end management investment company. The Fund commenced operations on March 27, 2015.

The Fund’s investment strategy is to provide total return through a combination of capital appreciation and current income. Under normal circumstances, the Fund will invest primarily in a portfolio of convertible securities (including synthetic convertibles, which are single instruments, or multiple instruments held in concert, that are composed of two or more securities with investment characteristics that, when taken together, resemble those of traditional convertible securities) and debt and equity income-producing securities, as well as other investments that generate current income and dividends, including but not limited to common and preferred stocks, investment grade and below investment grade (high-yield or “junk”) bonds, loans, equity-linked notes, and floating rate securities (referred to throughout as “income-producing securities”). Under normal circumstances, at least 80% of the Fund’s managed assets will be invested in convertible securities and income-producing securities, with at least 50% of the Fund’s managed assets invested in convertible securities (including synthetic convertible securities, which are single instruments, or multiple instruments held in concert, that are composed of two or more securities with investment characteristics that, when taken together, resemble those of traditional convertible securities). The Fund may invest up to 50% of its managed assets in securities of foreign issuers, with up to 15% of its managed assets in securities issued by foreign issuers in emerging markets. The Fund may invest up to 20% of its managed assets in high-yield non-convertible bonds (excluding such securities held to create synthetic convertible securities). In addition, the Fund may invest all or substantially all of its managed assets in below investment grade convertible securities (including non-convertible securities held to create synthetic convertible securities); provided that, the Fund may invest up to 15% of its managed assets in convertible and non-convertible securities rated below B3 by Moody’s or below B- by Standard & Poor’s. As such, the Fund’s portfolio may at times consist entirely or primarily of below investment grade securities, including high-yield bonds. The Fund may invest up to 15% of its managed assets in illiquid securities. The Fund may invest up to 10% of its managed assets in the equity securities of REITs and up to 10% of its managed assets in the equity securities of MLPs; however, convertible securities are excluded from each of these limitations. The Fund may invest in securities with a broad range of maturities. “Managed assets” means the Fund’s total assets (including any assets attributable to any leverage that may be outstanding) minus total liabilities (other than debt representing financial leverage).

Significant Accounting Policies. The Schedule of Investments has been prepared in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following summarizes the significant accounting policies of the Fund:

Fund Valuation. The valuation of the Fund’s investments is in accordance with policies and procedures adopted by and under the ultimate supervision of the board of trustees.

Fund securities that are traded on U.S. securities exchanges, except option securities, are valued at the official closing price, which is the last current reported sales price on its principal exchange at the time each Fund determines its net asset value (“NAV”). Securities traded in the over-the-counter market and quoted on The NASDAQ Stock Market are valued at the NASDAQ Official Closing Price, as determined by NASDAQ, or lacking a NASDAQ Official Closing Price, the last current reported sale price on NASDAQ at the time the Fund determines its NAV. When a last sale or closing price is not available, equity securities, other than option securities, that are traded on a U.S. securities exchange and other equity securities traded in the over-the-counter market are valued at the mean between the most recent bid and asked quotations on its principal exchange in accordance with guidelines adopted by the board of trustees. Each option security traded on a U.S. securities exchange is valued at the mid-point of the consolidated bid/ask quote for the option security, also in accordance with guidelines adopted by the board of trustees. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued either by an independent pricing agent approved by the board of trustees or based on a quotation provided by the counterparty to such option under the ultimate supervision of the board of trustees.

Fixed income securities, bank loans, certain convertible preferred securities, and non-exchange traded derivatives are normally valued by independent pricing services or by dealers or brokers who make markets in such securities. Valuations of such fixed income securities, bank loans, certain convertible preferred securities, and non-exchange traded derivatives consider yield or price of equivalent securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data and do not rely exclusively upon exchange or over-the-counter prices.

Trading on European and Far Eastern exchanges and over-the-counter markets is typically completed at various times before the close of business on each day on which the New York Stock Exchange (“NYSE”) is open. Each security trading on these exchanges or in over-the-counter markets may be valued utilizing a systematic fair valuation model provided by an independent pricing service approved by the board of trustees. The valuation of each security that meets certain criteria in relation to the valuation model is systematically adjusted to reflect the impact of movement in the U.S. market after the foreign markets close. Securities that do not meet the criteria, or that are principally traded in other foreign markets, are valued as of the last reported sale price at the time the Fund determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading of foreign securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Fund’s NAV is not calculated.

If the pricing committee determines that the valuation of a security in accordance with the methods described above is not reflective of a fair value for such security, the security is valued at a fair value by the pricing committee, under the ultimate supervision of the board of trustees, following the guidelines and/or procedures adopted by the board of trustees.

The Fund also may use fair value pricing, pursuant to guidelines adopted by the board of trustees and under the ultimate supervision of the board of trustees, if trading in the security is halted or if the value of a security it holds is materially affected by events occurring before the Fund’s pricing time but after the close of the primary market or exchange on which the security is listed. Those procedures may utilize valuations furnished by pricing services approved by the board of trustees, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.

When fair value pricing of securities is employed, the prices of securities used by a Fund to calculate its NAV may differ from market quotations or official closing prices. There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s net asset value (“NAV”).

Foreign Currency Translation. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using a rate quoted by a major bank or dealer in the particular currency market, as reported by a recognized quotation dissemination service.

Option Transactions. For hedging and investment purposes, the Fund may purchase or write (sell) put and call options. One of the risks associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in value should the counterparty not perform under the contract. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Note 2 – Investments

The cost basis of investments for federal income tax purposes at July 31, 2022 was as follows*:

Cost basis of investments	$848,829,059

Gross unrealized appreciation	91,984,898
Gross unrealized depreciation	(88,707,297)

Net unrealized appreciation (depreciation)	$3,277,601

*

Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Note 3 – Mandatory Redeemable Preferred Shares

The Fund issued MRPS on August 24, 2021 and September 6, 2017. On August 24, 2021, 1,970,000 MRPS were issued with an aggregate liquidation preference of $49.25 million. On September 6, 2017, 2,560,000 MRPS were issued with an aggregate liquidation preference of $64.0 million. Offering costs incurred by the Fund in connection with the MRPS issuance are aggregated with the outstanding liability and are being amortized to Interest expense and amortization of offering costs on MRPS over the respective life of each series of MRPS and shown in the Statement of Operations.

The MRPS are divided into five series with different mandatory redemption dates and dividend rates. The table below summarizes the key terms of each series of the MRPS at July 31, 2022.

Series	Term Redemption Date	Dividend Rate	Shares (000’s)	Liquidation Preference Per Share	Aggregate Liquidation Preference
Series A*	9/06/22	3.70%	850	$25	$21,250,000
Series B	9/06/24	4.00%	850	$25	$21,250,000
Series C	9/06/27	4.24%	860	$25	$21,500,000
Series D	8/24/26	2.45%	1,120	$25	$28,000,000
Series E	5/24/27	2.68%	850	$25	$21,250,000

					$113,250,000

* Series A MRPS were called for redemption and to be redeemed at $25.01 per share on September 6, 2022. Dividends on the Series A Shares to be redeemed will cease accumulating on the redemption date.

The MRPS are not listed on any exchange or automated quotation system. The MRPS are considered debt of the issuer; therefore, the liquidation preference, which approximates fair value of the MRPS, is recorded as a liability in the Statement of Assets and Liabilities net of deferred offering costs. The MRPS are categorized as Level 2 within the fair value hierarchy.

Previously, Series A, B, and C of the MRPS had been assigned a rating of “AA” by Fitch Ratings, Inc. (“Fitch”). As of December 17, 2020, Kroll Bond Rating Agency LLC (“Kroll”) replaced Fitch as the rating agency for the MRPS. Series A, B, and C of the MRPS have been assigned a rating of `AA-’ by Kroll. As of August 24, 2021, the Series D MRPS and Series E MRPS have each been assigned a rating of `AA-’ by Kroll. If the ratings of the MRPS are downgraded, the Fund’s dividend expense may increase, as described below.

Holders of MRPS are entitled to receive monthly cumulative cash dividends payable on the first business day of each month. The MRPS currently are rated “AA-” by Kroll. If on the first day of a monthly dividend period the MRPS of any class are rated lower than “A” by Kroll, the dividend rate for such period shall be increased by 0.5%, 2.0% or 4.0% according to an agreed upon schedule. The MRPS’ dividend rate is also subject to increase during periods when the Fund has not made timely payments to MRPS holders and/or the MRPS do not have a current credit rating, subject to various terms and conditions. Dividends accrued and paid to the shareholders of MRPS are included in “Interest expense and amortization of offering costs on Mandatory Redeemable Preferred Shares” with the Statement of Operations.

With regard to the Series A MRPS, Series B MRPS or Series C MRPS, so long as any MRPS are outstanding, the Fund will not declare, pay or set apart for payment any dividend or other distribution (other than non-cash distributions) with respect to Fund shares ranking junior to or on parity with the MRPS, unless (1) the Fund has satisfied the MRPS Overcollateralization Test (as defined below) on at least one “valuation date” in the preceding 65 calendar days, (2) immediately after such transaction the Fund would satisfy the MRPS Asset Coverage Test (as defined below), (3) full cumulative dividends on the MRPS due on or prior to the date of the transaction have been declared and paid to the holders of MRPS and (4) the Fund has redeemed the full number of MRPS required to be redeemed by any provision for mandatory redemption or deposited sufficient monies with the Fund’s paying agent for that purpose, subject to certain grace periods and exceptions.

MRPS Asset Coverage Test: Asset coverage with respect to all outstanding senior securities and preferred shares, including the MRPS, determined in accordance with Section 18(h) of the 1940 Act, on the basis of values calculated as of a time within 48 hours (not including Sundays or holidays) next preceding the time of determination, must be greater than or equal to 225%.

MRPS Overcollateralization Test: So long as Fitch or any other NSRSO, such as Kroll, is then rating any class of the outstanding MRPS pursuant to the request of the Fund, satisfaction of only those overcollateralization ratios applicable to closed-end fund issuers with the same rating(s) as the Fund’s MRPS’ then-current rating(s) issued by Fitch or such other NSRSO, such as Kroll, by application of the applicable rating agency guidelines.

With regard to Series D MRPS and Series E MRPS, for so long as any MRPS are Outstanding, the Fund will not declare, pay or set apart for payment any dividend or other distribution (other than a dividend or distribution paid in shares of, or options, warrants or rights to subscribe for or purchase, Common Shares or other shares of beneficial interest, if any, ranking junior to the MRPS as to dividends or upon liquidation (collectively “non-cash distributions”) with respect to Common Shares or any other shares of the Series or Fund ranking junior to or on a parity with the MRPS as to dividends or upon liquidation, or call for redemption, redeem, purchase or otherwise acquire for consideration any Common Shares or any other such junior shares (except by conversion into or exchange for shares of the Fund ranking junior to the MRPS as to dividends and upon liquidation) or any such parity shares (except by conversion into or exchange for shares of the Fund ranking junior to or on a parity with the MRPS as to dividends and upon liquidation), unless (1) immediately after such transaction the Fund would satisfy the MRPS Asset Coverage Test, (2) full cumulative dividends on the MRPS due on or prior to the date of the transaction have been declared and paid to the Holders of MRPS, and (3) the Fund has redeemed the full number of MRPS required to be redeemed by any provision for mandatory redemption contained in Section 3(a) or deposited sufficient monies with the Paying Agent for that purpose (without regard to the provisions of the Special Proviso); provided that the Fund may make any distributions reasonably necessary for the Fund to continue to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code and to avoid excise tax under Section 4982 of the Internal Revenue Code (“Tax Required Payments”). For the avoidance of doubt, any such Tax Required Payments would only be paid to holders of Common Shares after full cumulative dividends due on or prior to the date of the applicable distribution and any mandatory redemptions occurring on or prior to the date of the applicable distribution have been paid to the holders of MRPS.

Except as otherwise required pursuant to the Fund’s governing documents or applicable law, the holders of the MRPS have one vote per share and vote together with the holders of common stock of the Fund as a single class except on matters affecting only the holders of MRPS or the holders of common stock. Pursuant to the 1940 Act, holders of the MRPS have the right to elect at least two trustees of the Fund, voting separately as a class. Except during any time when the Fund has failed to make a dividend or redemption payment in respect of MRPS outstanding, the holders of MRPS have agreed to vote in accordance with the recommendation of the board of trustees on any matter submitted to them for their vote or to the vote of shareholders of the Fund generally.